Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2013
Partners' Capital (Abstract)
Schedule of Incentive Distributions (Text Block)

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%

Partnership Units (Table Text Block)

	As of December 31, 2013	As of December 31, 2012
Common units	88,440,710	69,372,077
General partner units	1,765,457	1,415,757
Preferred units	18,922,221	15,555,554
Total partnership units	109,128,388	86,343,388